Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Charters-out [Abstract]
Minimum Future Charter Revenue

Year	Amount
2015	178,444
2016	113,683
2017	143,875
2018	156,001
2019 to 2028	803,810

Minimum charter revenue	1,395,813